7. Right-of-Use Assets: Schedule of Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Right of Use Assets

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Cost, beginning of year	63,360	-	-
Additions for right-of-use assets	-	63,360	-
Balance, end of year	63,360	63,360	-

Accumulated Amortization, beginning of year	2,640	-	-
Depreciation	31,680	2,640	-
Accumulated Amortization, end of year	34,320	2,640	-

Net Book Value	29,040	60,720	-